Leases - Future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Leases
Total minimum lease payments	¥ 127,818
Less: Sublease rental income	(13,046)
Net minimum lease payments	¥ 114,772